Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Commercial mortgage loans on real estate	$ 43,900	$ 47,400
Policy loans	5,300	5,600
Recurring basis
Financial assets:
Total financial assets	3,061,100	2,701,400
Financial liabilities:
Liabilities related to separate accounts	2,010,600	1,661,600
Recurring basis | Other investments
Financial assets:
Total financial assets	17,700	4,600
Recurring basis | Cash equivalents
Financial assets:
Total financial assets	1,200	3,200
Recurring basis | Other assets
Financial assets:
Total financial assets		0
Recurring basis | Assets held in separate accounts
Financial assets:
Total financial assets	2,010,600	1,661,600
Recurring basis | U.S. government and government agencies and authorities | Fixed maturity securities
Financial assets:
Total financial assets	700	700
Recurring basis | States, municipalities and political subdivisions | Fixed maturity securities
Financial assets:
Total financial assets	15,500	14,900
Recurring basis | Foreign governments | Fixed maturity securities
Financial assets:
Total financial assets	24,100	10,800
Recurring basis | Asset-backed | Fixed maturity securities
Financial assets:
Total financial assets	100,200	102,400
Recurring basis | Commercial mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	8,000	5,000
Recurring basis | Residential mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	30,100	33,900
Recurring basis | U.S. corporate | Fixed maturity securities
Financial assets:
Total financial assets	651,000	646,100
Recurring basis | Foreign corporate | Fixed maturity securities
Financial assets:
Total financial assets	132,200	142,900
Recurring basis | Common Stock | Equity securities
Financial assets:
Total financial assets	1,900	2,300
Recurring basis | Non-redeemable preferred stocks | Equity securities
Financial assets:
Total financial assets	67,900	73,000
Level 1
Financial assets:
Commercial mortgage loans on real estate	0	0
Policy loans	5,300	5,600
Other investments	0	0
Total financial assets	5,300	5,600
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Level 1 | Recurring basis
Financial assets:
Total financial assets	1,957,200	1,598,100
Financial liabilities:
Liabilities related to separate accounts	1,936,400	1,588,000
Level 1 | Recurring basis | Other investments
Financial assets:
Total financial assets	17,700	4,600
Level 1 | Recurring basis | Cash equivalents
Financial assets:
Total financial assets	1,200	3,200
Level 1 | Recurring basis | Other assets
Financial assets:
Total financial assets		0
Level 1 | Recurring basis | Assets held in separate accounts
Financial assets:
Total financial assets	1,936,400	1,588,000
Level 1 | Recurring basis | U.S. government and government agencies and authorities | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | States, municipalities and political subdivisions | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Foreign governments | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Asset-backed | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Commercial mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Residential mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | U.S. corporate | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Foreign corporate | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 1 | Recurring basis | Common Stock | Equity securities
Financial assets:
Total financial assets	1,900	2,300
Level 1 | Recurring basis | Non-redeemable preferred stocks | Equity securities
Financial assets:
Total financial assets	0	0
Level 2
Financial assets:
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Other investments	0	0
Total financial assets	0	0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Level 2 | Recurring basis
Financial assets:
Total financial assets	1,090,400	1,090,500
Financial liabilities:
Liabilities related to separate accounts	74,200	73,600
Level 2 | Recurring basis | Other investments
Financial assets:
Total financial assets	0	0
Level 2 | Recurring basis | Cash equivalents
Financial assets:
Total financial assets	0
Level 2 | Recurring basis | Other assets
Financial assets:
Total financial assets		0
Level 2 | Recurring basis | Assets held in separate accounts
Financial assets:
Total financial assets	74,200	73,600
Level 2 | Recurring basis | U.S. government and government agencies and authorities | Fixed maturity securities
Financial assets:
Total financial assets	700	700
Level 2 | Recurring basis | States, municipalities and political subdivisions | Fixed maturity securities
Financial assets:
Total financial assets	15,500	14,900
Level 2 | Recurring basis | Foreign governments | Fixed maturity securities
Financial assets:
Total financial assets	24,100	10,800
Level 2 | Recurring basis | Asset-backed | Fixed maturity securities
Financial assets:
Total financial assets	100,200	102,400
Level 2 | Recurring basis | Commercial mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	4,000	1,500
Level 2 | Recurring basis | Residential mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	30,100	33,900
Level 2 | Recurring basis | U.S. corporate | Fixed maturity securities
Financial assets:
Total financial assets	650,100	646,000
Level 2 | Recurring basis | Foreign corporate | Fixed maturity securities
Financial assets:
Total financial assets	124,600	134,800
Level 2 | Recurring basis | Common Stock | Equity securities
Financial assets:
Total financial assets	0	0
Level 2 | Recurring basis | Non-redeemable preferred stocks | Equity securities
Financial assets:
Total financial assets	66,900	71,900
Level 3
Financial assets:
Commercial mortgage loans on real estate	50,000	50,800
Policy loans	0	0
Other investments	200	200
Total financial assets	50,200	51,000
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	241,200	230,000
Level 3 | Recurring basis
Financial assets:
Total financial assets	13,500	12,800
Financial liabilities:
Liabilities related to separate accounts	0	0
Level 3 | Recurring basis | Other investments
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | Cash equivalents
Financial assets:
Total financial assets	0
Level 3 | Recurring basis | Other assets
Financial assets:
Total financial assets		0
Level 3 | Recurring basis | Assets held in separate accounts
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | U.S. government and government agencies and authorities | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | States, municipalities and political subdivisions | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | Foreign governments | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | Asset-backed | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | Commercial mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	4,000	3,500
Level 3 | Recurring basis | Residential mortgage-backed | Fixed maturity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | U.S. corporate | Fixed maturity securities
Financial assets:
Total financial assets	900	100
Level 3 | Recurring basis | Foreign corporate | Fixed maturity securities
Financial assets:
Total financial assets	7,600	8,100
Level 3 | Recurring basis | Common Stock | Equity securities
Financial assets:
Total financial assets	0	0
Level 3 | Recurring basis | Non-redeemable preferred stocks | Equity securities
Financial assets:
Total financial assets	1,000	1,100
Carrying Value
Financial assets:
Commercial mortgage loans on real estate	43,900	47,400
Policy loans	5,300	5,600
Other investments	200	200
Total financial assets	49,400	53,200
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	194,100	196,300
Total
Financial assets:
Commercial mortgage loans on real estate	50,000	50,800
Policy loans	5,300	5,600
Other investments	200	200
Total financial assets	55,500	56,600
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 241,200	$ 230,000